Related Party Balance and Transactions (Details) - Schedule of Balances of Amounts Due from Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Due from related parties
Due from related parties		$ 329,243	$ 617,324
Bally [Member]
Due from related parties
Due from related parties		5,172	5,172
Mr. Shousheng Guo [Member]
Due from related parties
Due from related parties	[1]		100,000
Shidong (Suzhou) Investment Co., Ltd.[Member]
Due from related parties
Due from related parties			39,437
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[2]	323,371	330,991
Ms. Chao Liu [Member]
Due from related parties
Due from related parties	[1]		141,024
Others [Member]
Due from related parties
Due from related parties		$ 700	$ 700

[1]	The staff advance balances as of December 31, 2023 had been repaid as of June 30, 2024.
[2]	The balance as of June 30, 2024 and December 31, 2023 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.